STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011
Statement of Cash Flows [Abstract]
Issuance of shares of common stock for cash previously received		131,250
Issuance of shares of common stock for services previously recorded		61,000
Issuance of shares of common stock for director compensation previously recorded		300,000